Statement of Additional Information (SAI) Supplement American Century Quantitative Equity Funds, Inc. (SAI dated November 1, 2015)
Supplement date June 14, 2016

The following entries are added to the Management chart under Board of Directors on page 33 of the SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years

Anne Casscells(1958)	Director	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001-present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009-present)	45	None
Jonathan D. Levin (1972)	Director	Since 2016	Holbrook Working Professor of Price Theory, Stanford University, (2000-present); Chair, Department of Economics, Stanford University (2011-2014)	45	None
The following entries are added to the Qualifications of Directors section on page 34 of the SAI.
Anne Casscells: BA in British Studies, Yale University; MBA, Stanford Graduate School of Business; formerly Chief Investment Officer and Managing Director of Investment Policy Research, Stanford Management Company; formerly Vice President, Fixed Income Division, Goldman Sachs
Jonathan D. Levin: BA in English, BS in Mathematics, Stanford University; MPhil in Economics, Oxford University; PhD in Economics, Massachusetts Institute of Technology; Director of the Industrial Organization Program, National Bureau of Economic Research (2014-present); Senior Fellow, Stanford Institute for Economic Policy Research (2009-present)

Additionally Anne Casscells is added as a member of the Portfolio Committee and Audit and Compliance Committee and Jonathan D. Levin is added as a member of the Client Experience Oversight Committee in the Board Leadership Structure and Standing Board Committees section on page 35 of the SAI.

William Martin, Senior Vice President and Senior Portfolio Manager, retired from American Century Investments as of May 18, 2016. All references to Mr. Martin should be removed.

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CL-SPL- 89475